Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of total stock-based compensation expense, by operating expense category
The following table summarizes the total stock-based compensation expense, by operating expense category, recognized in the condensed consolidated statements of operations for the periods presented below (in thousands).

	For the Quarters Ended
	April 3, 2022	March 31, 2021
Cost of revenue	$—	$274
Research and development	2,512	959
Selling, general and administrative	2,726	185

Total stock-based compensation expense	$5,238	$1,418

The following table summarizes the total stock-based compensation expense, by operating expense category, recognized in the Consolidated Statements of Operations for the periods presented below (in thousands).

	Fiscal Years
	2021	2020
Cost of revenue	$274	$102
Research and development	6,175	485
Selling, general and administrative	4,262	79

Total stock-based compensation expense	$10,711	$666

For
 the fiscal year 2021, the Company capitalized $0.7 million of stock-based compensation as deferred contract costs and property and equipment, net in the Consolidated Balance Sheet. For the fiscal year 2020, the Company capitalized immaterial amounts of stock-based compensation as deferred contract costs and property and equipment, net in the Consolidated Balance Sheet. As of January 2, 2022, there was approximately $48.2 million of total unrecognized stock-based compensation expense related to unvested equity awards, which are expected to be recognized over a weighted-average period of 3.6 years.

Summary of fair value assumptions used to determine fair value of estimated shares	The Company uses the Black-Scholes option-pricing model to determine the fair value of estimated shares under the 2021 ESPP with the following assumptions for the fiscal year 2021.

2021
Risk-free interest rate	0.1%
Expected term (years)	0.5
Dividend yield	—%
Volatility	71.5%

Schedule of common stock reserved for future issuance
The following shares of common stock had been reserved for future issuance as of January 2, 2022:

Exercise of outstanding common stock options	5,753,005
Options and RSUs available for future grants	15,846,770
Outstanding restricted stock units for future vesting	535,449
Common stock employee purchase plan	5,625,000

27,760,224

Summary of Stock Option Activity
The following table summarized stock option activities for the quarter ended April 3, 2022 (in thousands, except share and per share amount).

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)(2)

Balances as of January 3, 2022	5,753,005	$8.88
Granted	31,190	15.47
Exercised	(91,910)	2.17		$1,249
Forfeited	(155,380)	8.20

Balances as of April 3, 2022	5,536,905	$9.05	9.0	$32,364

Vested and expected to vest at April 3, 2022	9,839,447	$5.12	8.8	$95,515

Vested and exercisable at April 3, 2022	914,342	$6.60	8.3	$7,466

Unvested and exercisable at April 3, 2022	4,217,643	$8.84	9.0	$24,899

(1)	The intrinsic value of options exercised is based upon the value of the Company’s stock at exercise.
(2)
The aggregate intrinsic value of the stock options outstanding as of April 3, 2022 represents the value of the Company’s closing stock price at $14.74 on April 1, 2022 in excess of the exercise price multiplied by the number of options outstanding.

The following table summarized stock option activities for the fiscal years 2021 and 2020 (in thousands, except share and per share amount).

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)(2)

Balances as of January 1, 2021	1,428,980	$0.11
Granted	6,817,420	7.86
Exercised	(2,180,168)	0.09		$1,963
Forfeited	(313,227)	7.77

Balances as of January 2, 2022	5,753,005	$8.88	9.1	$105,898

Vested and expected to vest at January 2, 2022	10,839,577	$4.74	9.0	$244,342

Vested and exercisable at January 2, 2022	716,777	$5.23	7.9	$15,806

Unvested and exercisable at January 2, 2022	4,630,961	$8.75	9.3	$85,790

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1)(2)

Balances as of January 1, 2020	971,332	$0.16
Granted	5,779,591	0.06
Exercised	(5,318,139)	0.07		$6,889
Forfeited/expired	(3,804)	0.59

Balances as of December 31, 2020	1,428,980	$0.11	8.8	$4,042

Vested and expected to vest at December 31, 2020	6,812,915	$0.07	9.5	$11,190

Vested and exercisable at December 31, 2020	251,492	$0.34	5.8	$2,028

Unvested and exercisable at December 31, 2020	1,024,478	$0.06	9.8	$494

(1)	The aggregate intrinsic value of options exercised is based upon the value of the Company’s stock at exercise.
(2)
The aggregate intrinsic value of the stock options outstanding as of December 31, 2021 represents the value of the Company’s closing stock price at $27.28 on December 31, 2021 in excess of the exercise price multiplied by the number of options outstanding.

Summary of The Black-Scholes Option Pricing Model to Estimate The Fair Value of Stock Option Granted
The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of stock options with the following assumptions for the fiscal years 2021 and 2020.

	Fiscal Years
	2021	2020
Risk-free interest rate	0.5% - 1.3%	0.5%
Expected term (years)	5.0 - 6.9	6.0
Dividend yield	—%	—%
Volatility	48.1% - 49.8%	37.8%

Summary of RSUs activities	The following table summarized RSUs activities for the quarter ended April 3, 2022 (in thousands, except share and per share amount).

	Number of Shares Outstanding	Weighted Average Grant Date Fair Value
Non-vested RSUs Balances as of January 2, 2022	535,449	$23.38
Granted	446,075	17.55
Vested	(33,761)	20.84
Forfeited	(30,684)	26.27

Non-vested RSUs outstanding as of April 3, 2022	917,079	$20.54

Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of common stock reserved for future issuance	The following table summarized RSUs activities for the fiscal year 2021 (in thousands, except share and per share amount).

	Number of Shares Outstanding	Weighted Average Grant Date Fair Value
Non-vested RSUs Balances as of January 1, 2021	—	$—
Granted	608,168	23.12
Vested	(61,015)	21.26
Forfeited	(11,704)	20.56

Non-vested RSUs outstanding as of January 2, 2022	535,449	$23.38